Taxes (Details 5) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Taxes [Line Items]
Opening balance		$ 2,682,881		$ 2,608,311		$ 2,213,422
Recognized in profit or loss	[1]	(842,447)		(723,576)		(25,710)
Deferred tax	[2]	701,050		798,146		420,599
Closing balance		2,541,484		2,682,881		2,608,311
Property, plant and equipment and natural resources [Member]
Disclosure Of Taxes [Line Items]
Opening balance		(1,006,299)	[3]	(220,315)
Recognized in profit or loss		(1,297,841)		(785,984)
Deferred tax		0		0
Closing balance		(2,304,140)	[3]	(1,006,299)	[3]	(220,315)
Provisions [Member]
Disclosure Of Taxes [Line Items]
Opening balance		1,840,988	[4]	1,875,965
Recognized in profit or loss		153,774		(34,977)
Deferred tax		0		0
Closing balance		1,994,762	[4]	1,840,988	[4]	1,875,965
Employee benefits [Member]
Disclosure Of Taxes [Line Items]
Opening balance		1,373,561	[5]	656,997
Recognized in profit or loss		(178,160)		(22,818)
Deferred tax		(33,541)		739,382
Closing balance		1,161,860	[5]	1,373,561	[5]	656,997
Loss carry forwards [Member]
Disclosure Of Taxes [Line Items]
Opening balance		611,766	[6]	477,808
Recognized in profit or loss		390,296		133,958
Deferred tax		0		0
Closing balance		1,002,062	[6]	611,766	[6]	477,808
Accounts payables [Member]
Disclosure Of Taxes [Line Items]
Opening balance		208,618		311,607
Recognized in profit or loss		984,480		(102,989)
Deferred tax		0		0
Closing balance		1,193,098		208,618		311,607
Goodwill [Member]
Disclosure Of Taxes [Line Items]
Opening balance		(408,932)		(345,288)
Recognized in profit or loss		4,538		(63,644)
Deferred tax		0		0
Closing balance		(404,394)		(408,932)		(345,288)
Borrowings and other financial liabilities [Member]
Disclosure Of Taxes [Line Items]
Opening balance		0		(113,497)
Recognized in profit or loss		0		113,497
Deferred tax		0		0
Closing balance		0		0		(113,497)
Accounts receivables [Member]
Disclosure Of Taxes [Line Items]
Opening balance		94,864		133,840
Recognized in profit or loss		(15,273)		(38,976)
Deferred tax		0		0
Closing balance		79,591		94,864		133,840
Investments and derivative instruments and Others [Member]
Disclosure Of Taxes [Line Items]
Opening balance		(31,685)		(168,806)
Recognized in profit or loss		(884,261)		78,357
Deferred tax		734,591		58,764
Closing balance		$ (181,355)		$ (31,685)		$ (168,806)

[1]	This amount includes deferred income tax and adjustments to prior years’.
[2]	The following is the detail of the income tax recorded in other comprehensive income:
[3]	For tax purposes, natural and environmental resources and property, plant and equipment have a useful life and a depreciation and amortization calculation methodology different from those determined as per international accounting standards, within this item occasional gains of 10% is included, corresponding to lands. The main variation corresponds to the tax rate reduction from 33% to 30%.
[4]	The most representative item corresponds to the asset retirement obligation (ARO).
[5]	Actuarial calculations for health, retirement pensions, education, pension bonds and other benefits to long–term employees.
[6]	The increase is because of the tax reform that allows a greater recognition of deferred tax on tax losses and excess presumptive income in Refinería de Cartagena mainly.